PROMISSORY NOTES (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Promissory Notes
SCHEDULE OF PROMISSORY NOTES

As of December 31, 2021 and 2022, Promissory Notes details were as follows:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Beginning balance	298,089	308,075	39,497
Less: Conversion to preference shares	-	(184,485)	(23,652)
Less: Amortization (note)	17,086	-	-
Gain on troubled debt restructuring	(4,934)	-	-
Fair value of subscription rights from troubled debt restructuring	(2,166)	-	-
Ending balance	308,075	123,590	15,845